SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 14 - SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of this report.

A.	On February 1st, 2022, Neil Kline was appointed to the Company’s board of directors. The Company granted Mr. Kline an option to purchase up to 500,000 shares of the Company’s common stock. Upon grant, the Options shall vest as follows: (i) 50% following 12 months from effective date and (ii) the balance of shares of Common Stock, in four (4) consecutive fiscal quarters, beginning with the quarter ended April 30, 2023. The Option shall be exercisable at a per share exercise price of $0.0001 and shall otherwise be subject to the other terms and conditions specified in an Option Grant Agreement to be entered into between her and the Company.

B.	See Note 9 C-E.

C.	On April 21, 2022, the Company amended its certificate of incorporations to decrease the number of authorized shares of common stock that it may issue from time to time, from 10,000,000,000 to 900,000,000 shares.

D.	On May 4, 2022, the Company received notice that Todd Violette is resigning from his role as Chief Executive Officer of the Company to pursue personal interests, effective immediately.